Provisions, commitments, contingent items and related parties - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Norwegian state [member]
Disclosure of other provisions [table]
Amounts receivable, related party transactions	$ 1,206	$ 435
Asset retirement obligations [member]
Disclosure of other provisions [table]
Reduction in exposure due to settlement	4,432
Other provisions	12,985
Deviation notices and disputes with Norwegian tax authorities [member]
Disclosure of other provisions [table]
Estimated financial effect of contingent assets	182
Dispute regarding the level of Research & Development cost [member]
Disclosure of other provisions [table]
Estimated exposure	$ 149